DERIVATIVES - Additional Information (Detail)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Crude Oil Commodity Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	9,800,000	5,511,000	5,801,000
Refined Product Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	771,000	5,788,000	1,609,000
Fair Value Hedging [Member] | Crude Oil and Feedstock Inventory [Member]
Derivative [Line Items]
Derivative, notional amount, volume	0	27,580
Fair Value Hedging [Member] | Crude Oil and Feedstock Inventory [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume		27,580	0
Fair Value Hedging [Member] | Intermediates and Refined Products Inventory [Member]
Derivative [Line Items]
Derivative, notional amount, volume	2,949,375	3,430,635
Fair Value Hedging [Member] | Intermediates and Refined Products Inventory [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume		3,430,635	3,350,166